BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 11, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000		5,000,000
Preferred stock, shares issued	74,380	88,347		0
Preferred Stock, Shares Outstanding	74,380	88,347		0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000		50,000,000
Common stock, shares issued	3,292,683	296,869		2,423
Common stock, shares outstanding	3,292,683	296,869		2,423